Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Disciplined Small Cap Portfolio
September 30, 2024
VDSC-NPRT3-1124
1.837324.118
Common Stocks - 97.8%
	Shares	Value ($)
BERMUDA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp	47,259	434,783
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
StoneCo Ltd Class A (a)	12,192	137,282
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Teekay Tankers Ltd Class A	14,111	821,966
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Affimed NV (a)	4,468	15,011
IRELAND - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Ardmore Shipping Corp	19,392	350,995
Industrials - 0.4%
Commercial Services & Supplies - 0.4%
Cimpress PLC (a)	24,383	1,997,456
TOTAL IRELAND		2,348,451
ISRAEL - 0.0%
Information Technology - 0.0%
Software - 0.0%
Sapiens International Corp NV	3,028	112,853
MONACO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	15,509	1,105,792
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Ltd (a)	6,282	249,647
Oil, Gas & Consumable Fuels - 0.0%
SFL Corp Ltd	13,933	161,204
TOTAL NORWAY		410,851
PUERTO RICO - 0.6%
Financials - 0.6%
Banks - 0.6%
First BanCorp/Puerto Rico	87,143	1,844,817
Ofg Bancorp	20,679	928,901
		2,773,718
Financial Services - 0.0%
EVERTEC Inc	3,731	126,444
TOTAL PUERTO RICO		2,900,162
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (a)(b)	40,126	126,397
THAILAND - 0.8%
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Fabrinet (a)	13,640	3,225,042
UNITED STATES - 95.3%
Communication Services - 3.6%
Diversified Telecommunication Services - 1.5%
AST SpaceMobile Inc Class A (a)(b)	7,527	196,831
Atn International Inc	23,406	756,950
Bandwidth Inc Class A (a)	102,356	1,792,254
Cogent Communications Holdings Inc	6,528	495,606
Lumen Technologies Inc (a)	461,415	3,276,047
Shenandoah Telecommunications Co	11,148	157,297
		6,674,985
Entertainment - 0.7%
AMC Entertainment Holdings Inc Class A (a)(b)	21,619	98,366
Cinemark Holdings Inc (a)	4,917	136,889
Eventbrite Inc Class A (a)	100,562	274,534
Lions Gate Entertainment Corp Class A (a)(b)	51,054	399,753
Lions Gate Entertainment Corp Class B (a)	67,174	464,844
Madison Square Garden Entertainment Corp Class A (a)	38,500	1,637,406
		3,011,792
Interactive Media & Services - 1.2%
Shutterstock Inc (b)	12,108	428,260
TrueCar Inc (a)	134,139	462,780
Vimeo Inc Class A (a)	348,969	1,762,293
Yelp Inc Class A (a)	72,910	2,557,683
Zedge Inc Class B (a)	11,195	41,421
ZipRecruiter Inc Class A (a)	23,168	220,096
		5,472,533
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems Inc	51,919	1,207,117
TOTAL COMMUNICATION SERVICES		16,366,427

Consumer Discretionary - 9.3%
Automobile Components - 0.8%
American Axle & Manufacturing Holdings Inc (a)	158,001	976,446
Cooper-Standard Holdings Inc (a)(b)	50,392	698,937
Goodyear Tire & Rubber Co/The (a)	209,871	1,857,359
		3,532,742
Diversified Consumer Services - 0.3%
2U Inc (a)(c)	4,313	0
Chegg Inc (a)	88,835	157,238
Graham Holdings Co Class B	1,259	1,034,545
		1,191,783
Hotels, Restaurants & Leisure - 1.4%
Brinker International Inc (a)	3,766	288,212
Dine Brands Global Inc	2,223	69,423
International Game Technology PLC	112,479	2,395,803
Light & Wonder Inc Class A (a)	8,579	778,373
PlayAGS Inc (a)	83,294	948,719
Shake Shack Inc Class A (a)	15,668	1,617,094
Texas Roadhouse Inc	2,468	435,849
		6,533,473
Household Durables - 2.9%
Ethan Allen Interiors Inc	4,936	157,409
Flexsteel Industries Inc	11,896	526,874
Installed Building Products Inc (b)	13,316	3,279,331
KB Home	3,873	331,877
M/I Homes Inc (a)	18,380	3,149,597
Meritage Homes Corp	8,952	1,835,787
Taylor Morrison Home Corp (a)	32,416	2,277,548
Tri Pointe Homes Inc (a)	36,677	1,661,835
		13,220,258
Leisure Products - 0.1%
Funko Inc Class A (a)	20,303	248,103
Specialty Retail - 3.6%
Abercrombie & Fitch Co Class A (a)	24,144	3,377,746
American Eagle Outfitters Inc	126,309	2,828,059
Carparts Com Inc (a)	134,272	121,690
Carvana Co Class A (a)	14,456	2,516,934
ODP Corp/The (a)	34,742	1,033,575
Petco Health & Wellness Co Inc Class A (a)(b)	344,777	1,568,735
Sally Beauty Holdings Inc (a)	80,863	1,097,311
Sonic Automotive Inc Class A	14,187	829,656
Upbound Group Inc	77,713	2,486,039
Urban Outfitters Inc (a)	15,227	583,346
		16,443,091
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc (a)	30,063	220,963
Kontoor Brands Inc	4,180	341,840
Rocky Brands Inc	4,032	128,460
		691,263
TOTAL CONSUMER DISCRETIONARY		41,860,713

Consumer Staples - 3.2%
Beverages - 1.3%
Coca-Cola Consolidated Inc	1,706	2,245,778
National Beverage Corp	4,195	196,913
Primo Water Corp (United States)	124,686	3,148,322
		5,591,013
Consumer Staples Distribution & Retail - 1.1%
Natural Grocers by Vitamin Cottage Inc (b)	14,527	431,307
PriceSmart Inc	1,211	111,145
Sprouts Farmers Market Inc (a)	35,575	3,927,836
Weis Markets Inc (b)	7,724	532,415
		5,002,703
Food Products - 0.6%
B&G Foods Inc (b)	45,214	401,500
Cal-Maine Foods Inc	10,323	772,573
Fresh Del Monte Produce Inc	13,507	398,997
Lancaster Colony Corp	7,074	1,249,057
		2,822,127
Household Products - 0.1%
WD-40 Co	1,899	489,714
Personal Care Products - 0.1%
Honest Co Inc/The (a)	23,555	84,091
Medifast Inc (b)	9,413	180,165
		264,256
Tobacco - 0.0%
Universal Corp/VA	2,982	158,374
TOTAL CONSUMER STAPLES		14,328,187

Energy - 4.1%
Energy Equipment & Services - 1.7%
Archrock Inc	92,814	1,878,556
Bristow Group Inc (a)	12,449	431,856
ChampionX Corp	19,186	578,458
Helix Energy Solutions Group Inc (a)	59,998	665,978
Helmerich & Payne Inc (b)	47,007	1,429,953
Nabors Industries Ltd (a)(b)	16,627	1,071,943
Nabors Industries Ltd warrants 6/11/2026 (a)	5,910	31,973
Oceaneering International Inc (a)	713	17,732
Oil States International Inc (a)	48,119	221,347
Transocean Ltd (a)(b)	87,065	370,026
Weatherford International PLC	11,121	944,395
		7,642,217
Oil, Gas & Consumable Fuels - 2.4%
California Resources Corp	30,524	1,601,594
CONSOL Energy Inc	7,986	835,735
Crescent Energy Co Class A	214,930	2,353,484
Delek US Holdings Inc	32,605	611,344
Excelerate Energy Inc Class A	3,791	83,439
Green Plains Inc (a)	32,556	440,808
Matador Resources Co	42,023	2,076,777
Murphy Oil Corp	38,510	1,299,327
Riley Exploration Permian Inc	13,236	350,622
Uranium Energy Corp (a)(b)	31,785	197,385
World Kinect Corp (b)	29,296	905,539
		10,756,054
TOTAL ENERGY		18,398,271

Financials - 17.2%
Banks - 8.1%
1st Source Corp	9,632	576,764
Amalgamated Financial Corp	14,779	463,617
Ameris Bancorp	31,817	1,985,064
Atlantic Union Bankshares Corp (b)	15,758	593,604
Axos Financial Inc (a)	16,781	1,055,189
BancFirst Corp (b)	20,343	2,141,102
Bancorp Inc/The (a)	9,038	483,533
Bank of Hawaii Corp (b)	8,933	560,724
Banner Corp	4,939	294,167
Byline Bancorp Inc	9,672	258,919
Cadence Bank	32,892	1,047,610
Capital City Bank Group Inc	1,334	47,077
Cathay General Bancorp	7,971	342,354
Central Pacific Financial Corp	41,820	1,234,108
City Holding Co	1,096	128,659
Community Financial System Inc (b)	23,948	1,390,660
Community Trust Bancorp Inc	5,717	283,906
CVB Financial Corp	35,604	634,463
Esquire Financial Holdings Inc	1,646	107,336
FB Financial Corp	2,338	109,722
Financial Institutions Inc	12,223	311,320
First Busey Corp	55,755	1,450,745
First Commonwealth Financial Corp	1,575	27,011
First Financial Bancorp	21,578	544,413
First Financial Bankshares Inc	33,311	1,232,840
First Merchants Corp	27,873	1,036,876
Fulton Financial Corp	41,470	751,851
Great Southern Bancorp Inc	16,726	958,567
Hancock Whitney Corp	17,405	890,614
Independent Bank Corp	6,700	396,171
Independent Bank Corp/MI	2,985	99,550
Lakeland Financial Corp (b)	22,281	1,450,939
Mercantile Bank Corp	1,897	82,937
Midland States Bancorp Inc	3,753	83,992
NB Bancorp Inc (b)	93,150	1,728,864
Nbt Bancorp Inc	4,672	206,643
Northfield Bancorp Inc	77,975	904,510
Northwest Bancshares Inc (b)	183,661	2,457,385
Park National Corp	2,502	420,286
Peapack-Gladstone Financial Corp	8,641	236,850
Provident Financial Services Inc (b)	47,700	885,312
Renasant Corp (b)	32,518	1,056,835
S&T Bancorp Inc	4,458	187,102
ServisFirst Bancshares Inc	5,066	407,560
Sierra Bancorp	11,332	327,268
Stellar Bancorp Inc	6,493	168,104
UMB Financial Corp	15,104	1,587,581
United Bankshares Inc/WV	14,370	533,127
United Community Banks Inc/GA	27,145	789,377
WaFd Inc	9,698	337,975
Westamerica BanCorp	14,658	724,398
		36,015,581
Capital Markets - 2.8%
Artisan Partners Asset Management Inc Class A	3,349	145,079
BGC Group Inc Class A	282,269	2,591,229
Federated Hermes Inc Class B	62,371	2,293,382
Oppenheimer Holdings Inc Class A	3,734	191,031
Piper Sandler Cos	650	184,477
PJT Partners Inc Class A	7,653	1,020,451
StepStone Group Inc Class A	17,506	994,866
Stifel Financial Corp	17,212	1,616,207
StoneX Group Inc (a)	10,088	826,005
Virtus Invt Partners Inc	3,696	774,127
WisdomTree Inc (b)	209,177	2,089,678
		12,726,532
Consumer Finance - 1.0%
EZCORP Inc Class A (a)(b)	74,821	838,743
FirstCash Holdings Inc	3,450	396,060
Green Dot Corp Class A (a)	21,370	250,243
PROG Holdings Inc	56,956	2,761,796
Regional Management Corp	9,008	294,652
		4,541,494
Financial Services - 2.6%
AvidXchange Holdings Inc (a)	215,628	1,748,743
Compass Diversified Holdings	111,559	2,468,801
Enact Holdings Inc	13,708	498,012
Flywire Corp (a)	29,868	489,537
Jackson Financial Inc	26,509	2,418,416
NMI Holdings Inc (a)	30,596	1,260,249
Payoneer Global Inc (a)	361,379	2,721,184
Waterstone Financial Inc	21,475	315,682
		11,920,624
Insurance - 2.2%
American Coastal Insurance Corp (a)	7,670	86,440
Amerisafe Inc	3,512	169,735
CNO Financial Group Inc	35,633	1,250,718
Genworth Financial Inc Class A (a)	216,716	1,484,505
HCI Group Inc (b)	10,527	1,127,021
Heritage Insurance Holdings Inc (a)	29,375	359,550
Lemonade Inc (a)(b)	99,239	1,636,451
Oscar Health Inc Class A (a)	22,217	471,223
Root Inc/OH Class A (a)(b)	6,161	232,763
Selective Insurance Group Inc	25,283	2,358,904
Trupanion Inc (a)(b)	10,926	458,673
Universal Insurance Holdings Inc	21,638	479,498
		10,115,481
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Kkr Real Estate Finance Trust Inc (b)	86,634	1,069,930
Ladder Capital Corp Class A	25,919	300,660
TPG RE Finance Trust Inc	79,739	680,174
		2,050,764
TOTAL FINANCIALS		77,370,476

Health Care - 16.3%
Biotechnology - 8.9%
2seventy bio Inc (a)(b)	47,019	221,930
89bio Inc (a)(b)	18,670	138,158
Absci Corp (a)(b)	45,121	172,362
ACADIA Pharmaceuticals Inc (a)	29,564	454,694
ACELYRIN Inc (a)(b)	23,721	116,945
Adicet Bio Inc (a)	45,925	66,132
ADMA Biologics Inc (a)	29,721	594,123
Adverum Biotechnologies Inc (a)	11,364	79,775
Aerovate Therapeutics Inc (a)(b)	21,600	45,144
Agenus Inc (a)(b)	31,216	171,064
Agios Pharmaceuticals Inc (a)	13,517	600,560
Akebia Therapeutics Inc (a)(b)	241,442	318,703
Akero Therapeutics Inc (a)	8,797	252,386
Alector Inc (a)	46,279	215,660
Alkermes PLC (a)	34,115	954,879
Allakos Inc (a)	159,089	103,917
Allovir Inc (a)(b)	179,553	145,169
Altimmune Inc (a)(b)	11,600	71,224
Amicus Therapeutics Inc (a)	64,994	694,136
Anika Therapeutics Inc (a)	7,615	188,091
Annexon Inc (a)	40,152	237,700
Apogee Therapeutics Inc (a)	1,300	76,362
Arbutus Biopharma Corp (a)	13,689	52,703
Arcellx Inc (a)	1,570	131,111
Arcturus Therapeutics Holdings Inc (a)	12,935	300,221
Arcutis Biotherapeutics Inc (a)(b)	47,263	439,546
Arrowhead Pharmaceuticals Inc (a)	12,010	232,634
Assembly Biosciences Inc (a)	4,013	60,757
Atara Biotherapeutics Inc (a)(b)	9,631	78,300
Atreca Inc Class A (a)(c)	11,775	1,060
Avid Bioservices Inc (a)(b)	16,196	184,310
Avidity Biosciences Inc (a)	21,282	977,482
Beam Therapeutics Inc (a)	5,788	141,806
Bioatla Inc (a)(b)	47,735	84,014
BioCryst Pharmaceuticals Inc (a)	53,643	407,687
Biohaven Ltd (a)	18,327	915,800
Black Diamond Therapeutics Inc (a)(b)	58,658	255,162
Bluebird Bio Inc (a)	19,030	9,886
Blueprint Medicines Corp (a)	8,062	745,735
Bolt Biotherapeutics Inc (a)	27,696	17,947
Bridgebio Pharma Inc (a)	14,395	366,497
C4 Therapeutics Inc (a)(b)	50,447	287,548
CareDx Inc (a)	22,947	716,520
Caribou Biosciences Inc (a)	3,568	6,993
Carisma Therapeutics Inc rights (a)(c)	165,842	1
Cartesian Therapeutics Inc rights (a)(c)	46,724	20,091
Catalyst Pharmaceuticals Inc (a)	29,052	577,554
Celldex Therapeutics Inc (a)	9,263	314,849
Cogent Biosciences Inc (a)	27,713	299,300
Coherus Biosciences Inc (a)(b)	73,486	76,425
Corbus Pharmaceuticals Holdings Inc (a)(b)	2,137	44,086
Crinetics Pharmaceuticals Inc (a)	7,771	397,098
Cullinan Therapeutics Inc (a)(b)	17,190	287,761
Cytokinetics Inc (a)	13,901	733,973
CytomX Therapeutics Inc (a)(b)	108,311	127,807
Denali Therapeutics Inc (a)	11,123	324,013
Design Therapeutics Inc (a)(b)	25,200	135,576
Dynavax Technologies Corp (a)	4,990	55,589
Dyne Therapeutics Inc (a)	17,056	612,652
Eagle Pharmaceuticals Inc/DE (a)(b)	6,814	25,416
Editas Medicine Inc (a)(b)	78,242	266,805
Emergent BioSolutions Inc (a)	35,532	296,692
Enanta Pharmaceuticals Inc (a)	18,509	191,753
Erasca Inc (a)(b)	96,321	262,956
Fate Therapeutics Inc (a)(b)	65,499	229,247
FibroGen Inc (a)	99,250	39,640
Fortress Biotech Inc (a)(b)	20,629	29,809
Geron Corp (a)	47,052	213,616
Gritstone Bio Inc (a)	92,432	53,601
Halozyme Therapeutics Inc (a)	17,105	979,090
Heron Therapeutics Inc (a)(b)	98,251	195,519
Humacyte Inc Class A (a)(b)	25,796	140,330
Ideaya Biosciences Inc (a)	7,730	244,886
Immunovant Inc (a)	5,218	148,765
Inhibrx Biosciences Inc	11,876	185,978
Inovio Pharmaceuticals Inc (a)(b)	6,600	38,148
Insmed Inc (a)	29,052	2,120,796
Intellia Therapeutics Inc (a)	8,392	172,456
Iovance Biotherapeutics Inc (a)	20,681	194,195
Ironwood Pharmaceuticals Inc Class A (a)(b)	53,806	221,681
Jasper Therapeutics Inc Class A (a)(b)	11,899	223,820
Jounce Therapeutics Inc rights (a)(c)	67,389	1
KalVista Pharmaceuticals Inc (a)	20,394	236,163
Karyopharm Therapeutics Inc (a)	94,334	78,297
Kodiak Sciences Inc (a)	60,080	156,809
Krystal Biotech Inc (a)	2,920	531,528
Kura Oncology Inc (a)	26,467	517,165
Kymera Therapeutics Inc (a)	2,361	111,746
MacroGenics Inc (a)	39,900	131,271
Madrigal Pharmaceuticals Inc (a)(b)	2,073	439,932
Mersana Therapeutics Inc (a)	37,645	71,149
MiMedx Group Inc (a)	15,803	93,396
Mural Oncology PLC	3,019	9,449
Mustang Bio Inc (a)(b)	2,545	598
Myriad Genetics Inc (a)	20,963	574,177
Neurogene Inc (a)	3,698	155,168
Nkarta Inc (a)	42,606	192,579
Novavax Inc (a)(b)	37,050	467,942
Nurix Therapeutics Inc (a)(b)	23,982	538,876
Nuvalent Inc Class A (a)	2,834	289,918
Oncternal Therapeutics Inc rights (a)(c)	466	0
Organogenesis Holdings Inc Class A (a)	30,019	85,854
ORIC Pharmaceuticals Inc (a)	31,769	325,632
Passage Bio Inc (a)	21,054	14,738
Perspective Therapeutics Inc (a)	23,568	314,633
Precigen Inc (a)(b)	111,048	105,174
Protagonist Therapeutics Inc (a)	7,739	348,255
PTC Therapeutics Inc (a)	18,804	697,628
Puma Biotechnology Inc (a)(b)	38,077	97,096
Q32 Bio Inc (a)(b)	1,246	55,597
Q32 Bio Inc rights (a)(c)	22,439	0
RAPT Therapeutics Inc (a)	4,926	9,901
Recursion Pharmaceuticals Inc Class A (a)(b)	71,255	469,570
Relay Therapeutics Inc (a)	31,946	226,178
Replimune Group Inc (a)	29,747	326,027
REVOLUTION Medicines Inc (a)	18,849	854,802
Rhythm Pharmaceuticals Inc (a)(b)	8,429	441,595
Rigel Pharmaceuticals Inc (a)	25,258	408,674
Rocket Pharmaceuticals Inc (a)	17,393	321,249
Sage Therapeutics Inc (a)(b)	40,203	290,266
Sana Biotechnology Inc (a)	45,946	191,135
Sangamo Therapeutics Inc (a)(b)	228,238	197,677
Savara Inc (a)	38,754	164,317
Scholar Rock Holding Corp (a)	32,261	258,411
Solid Biosciences Inc (a)	2,500	17,425
SpringWorks Therapeutics Inc (a)	5,492	175,964
Summit Therapeutics Inc (a)(b)	7,772	170,207
Surface Oncology Inc rights (a)(c)	32,938	0
Sutro Biopharma Inc (a)(b)	54,469	188,463
Syndax Pharmaceuticals Inc (a)	8,970	172,673
Tenaya Therapeutics Inc (a)	32,623	62,962
TG Therapeutics Inc (a)	16,571	387,596
Tourmaline Bio Inc	7,060	181,513
Travere Therapeutics Inc (a)	45,864	641,637
Twist Bioscience Corp (a)	13,283	600,126
UroGen Pharma Ltd (a)(b)	7,855	99,759
Vanda Pharmaceuticals Inc (a)	49,378	231,583
Vaxcyte Inc (a)	19,406	2,217,524
Vera Therapeutics Inc Class A (a)	1,049	46,366
Veracyte Inc (a)	19,562	665,890
Verastem Inc (a)	2,139	6,396
Vericel Corp (a)	3,319	140,228
Voyager Therapeutics Inc (a)(b)	28,887	168,989
XBiotech Inc (a)(b)	7,080	54,728
Xencor Inc (a)	5,379	108,172
Y-mAbs Therapeutics Inc (a)(b)	12,500	164,375
Zentalis Pharmaceuticals Inc (a)	42,799	157,500
		40,275,456
Health Care Equipment & Supplies - 3.1%
Accuray Inc Del (a)	178,351	321,032
Alphatec Holdings Inc (a)(b)	1,140	6,338
AngioDynamics Inc (a)	27,153	211,250
Artivion Inc (a)	31,076	827,243
AtriCure Inc (a)	25,357	711,010
Avanos Medical Inc (a)	36,647	880,627
Axogen Inc (a)	60,067	842,139
Axonics Inc (a)	2,115	147,204
Bioventus Inc (a)	53,361	637,664
Cerus Corp (a)(b)	183,372	319,067
CONMED Corp (b)	20,720	1,490,183
Glaukos Corp (a)	1,966	256,130
Haemonetics Corp (a)	10,458	840,614
Inari Medical Inc (a)	5,337	220,098
Integra LifeSciences Holdings Corp (a)	27,151	493,334
Lantheus Holdings Inc (a)	11,574	1,270,247
LeMaitre Vascular Inc	1,871	173,797
LivaNova PLC (a)	14,875	781,533
Merit Medical Systems Inc (a)	20,700	2,045,782
Novocure Ltd (a)	100	1,563
Tactile Systems Technology Inc (a)	23,852	348,478
Tandem Diabetes Care Inc (a)	9,653	409,384
Treace Medical Concepts Inc (a)	17,038	98,820
Varex Imaging Corp (a)	75,946	905,276
		14,238,813
Health Care Providers & Services - 1.5%
23andMe Holding Co Class A (a)	302,271	105,039
Addus HomeCare Corp (a)	1,691	224,954
AMN Healthcare Services Inc (a)	13,794	584,728
BrightSpring Health Services Inc (a)	71,176	1,044,864
Brookdale Senior Living Inc (a)	55,510	376,913
CorVel Corp (a)	1,371	448,166
Ensign Group Inc/The	1,776	255,424
Guardant Health Inc (a)	44,819	1,028,148
HealthEquity Inc (a)	13,799	1,129,448
Hims & Hers Health Inc Class A (a)	13,009	239,626
Option Care Health Inc (a)	24,894	779,182
PACS Group Inc	7,111	284,227
Patterson Cos Inc	5,239	114,420
Select Medical Holdings Corp	4,085	142,444
Talkspace Inc Class A (a)	37,744	78,884
		6,836,467
Health Care Technology - 0.7%
Health Catalyst Inc (a)	69,776	567,977
HealthStream Inc	54,850	1,581,874
Phreesia Inc (a)	34,187	779,122
Teladoc Health Inc (a)	17,382	159,566
		3,088,539
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp (a)(b)	70,758	362,281
Codexis Inc (a)(b)	53,949	166,163
Cytek Biosciences Inc (a)	48,828	270,507
Medpace Holdings Inc (a)	965	322,117
NanoString Technologies Inc (a)(c)	42,707	3,066
OmniAb Inc (a)(b)	22,019	93,140
Quanterix Corp (a)	11,078	143,571
		1,360,845
Pharmaceuticals - 1.8%
Amneal Intermediate Inc Class A (a)	62,803	522,521
Amphastar Pharmaceuticals Inc (a)	10,285	499,131
Amylyx Pharmaceuticals Inc (a)	6,594	21,364
ANI Pharmaceuticals Inc (a)	5,133	306,235
Arvinas Inc (a)	11,535	284,107
Atea Pharmaceuticals Inc (a)	21,416	71,744
Axsome Therapeutics Inc (a)	3,870	347,797
Cara Therapeutics Inc (a)(b)	54,590	16,813
Collegium Pharmaceutical Inc (a)	11,440	442,042
Corcept Therapeutics Inc (a)	18,730	866,824
Edgewise Therapeutics Inc (a)	17,810	475,349
Evolus Inc (a)	25,191	408,094
Harrow Inc (a)	1,975	88,796
Ligand Pharmaceuticals Inc (a)(b)	2,990	299,269
Nektar Therapeutics (a)	151,524	196,981
Nuvation Bio Inc Class A (a)	96,447	220,864
Pacira BioSciences Inc (a)	17,766	267,378
Phibro Animal Health Corp Class A	15,580	350,862
Prestige Consumer Healthcare Inc (a)	12,047	868,589
Relmada Therapeutics Inc (a)(b)	29,525	95,661
Revance Therapeutics Inc (a)	68,166	353,782
Supernus Pharmaceuticals Inc (a)	7,697	239,992
Terns Pharmaceuticals Inc (a)	29,021	242,035
Ventyx Biosciences Inc (a)(b)	31,125	67,853
WaVe Life Sciences Ltd (a)	47,229	387,278
		7,941,361
TOTAL HEALTH CARE		73,741,481

Industrials - 16.0%
Aerospace & Defense - 1.2%
AAR Corp (a)	33,965	2,219,952
Astronics Corp (a)	16,696	325,238
Ducommun Inc (a)(b)	18,065	1,189,219
Kratos Defense & Security Solutions Inc (a)	53,219	1,240,003
Moog Inc Class A	1,856	374,949
National Presto Industries Inc	2,353	176,804
Park Aerospace Corp	6,097	79,444
Virgin Galactic Holdings Inc Class A (a)(b)	2,586	15,775
		5,621,384
Building Products - 1.3%
Apogee Enterprises Inc	18,043	1,263,281
CSW Industrials Inc	2,177	797,631
Gibraltar Industries Inc (a)	16,819	1,176,153
Griffon Corp	18,190	1,273,300
Janus International Group Inc (a)	27,444	277,459
Resideo Technologies Inc (a)	51,307	1,033,323
UFP Industries Inc	1,072	140,656
		5,961,803
Commercial Services & Supplies - 2.0%
ABM Industries Inc	28,161	1,485,774
Brink's Co/The	11,200	1,295,168
CECO Environmental Corp (a)	64,460	1,817,772
GEO Group Inc/The (a)	55,662	715,257
HNI Corp	12,690	683,230
Interface Inc	31,052	589,056
OPENLANE Inc (a)	70,244	1,185,719
Pitney Bowes Inc	101,944	726,861
Steelcase Inc Class A	36,463	491,885
		8,990,722
Construction & Engineering - 2.1%
Arcosa Inc	5,278	500,143
Comfort Systems USA Inc	6,066	2,367,863
Dycom Industries Inc (a)	3,626	714,685
EMCOR Group Inc	5,417	2,332,181
Fluor Corp (a)	52,671	2,512,934
Limbach Holdings Inc (a)(b)	11,916	902,756
		9,330,562
Electrical Equipment - 1.5%
American Superconductor Corp (a)	11,003	259,671
Array Technologies Inc (a)	34,204	225,746
EnerSys	28,070	2,864,544
Fluence Energy Inc Class A (a)(b)	33,387	758,219
LSI Industries Inc	25,978	419,545
Powell Industries Inc	825	183,141
Preformed Line Products Co	7,159	916,925
Vicor Corp (a)	24,952	1,050,479
		6,678,270
Ground Transportation - 0.4%
Marten Transport Ltd	68,543	1,213,211
RXO Inc (a)(b)	15,915	445,620
		1,658,831
Machinery - 3.0%
Atmus Filtration Technologies Inc	29,818	1,119,070
Blue Bird Corp (a)	4,300	206,228
Enerpac Tool Group Corp Class A	22,095	925,560
Federal Signal Corp	11,124	1,039,649
Gorman-Rupp Co/The	10,321	402,003
Hurco Cos Inc	12,639	266,304
Hyster-Yale Inc Class A	14,164	903,238
Kennametal Inc	6,025	156,228
L B Foster Co Class A (a)	3,644	74,447
Mueller Water Products Inc Class A1	134,789	2,924,921
Proto Labs Inc (a)	9,065	266,239
Tennant CO	14,669	1,408,811
Terex Corp	26,860	1,421,163
Trinity Industries Inc	37,412	1,303,434
Watts Water Technologies Inc Class A	6,665	1,380,921
		13,798,216
Marine Transportation - 0.3%
Matson Inc	9,530	1,359,169
Passenger Airlines - 0.6%
Joby Aviation Inc Class A (a)(b)	14,530	73,086
SkyWest Inc (a)	30,996	2,635,280
		2,708,366
Professional Services - 2.0%
Barrett Business Services Inc	29,550	1,108,421
CRA International Inc	6,022	1,055,777
CSG Systems International Inc	50,925	2,477,502
ExlService Holdings Inc (a)	42,516	1,621,985
Huron Consulting Group Inc (a)	3,506	381,102
ICF International Inc	1,803	300,722
Parsons Corp (a)	11,716	1,214,715
Planet Labs PBC Class A (a)(b)	172,236	384,086
TriNet Group Inc	3,687	357,528
Willdan Group Inc (a)	3,039	124,447
		9,026,285
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies Inc	8,019	1,789,279
Beacon Roofing Supply Inc (a)	2,229	192,652
Boise Cascade Co	2,623	369,791
DXP Enterprises Inc/TX (a)	15,472	825,586
FTAI Aviation Ltd	26,895	3,574,346
Global Industrial Co	5,818	197,637
Mrc Global Inc (a)	34,585	440,613
		7,389,904
TOTAL INDUSTRIALS		72,523,512

Information Technology - 13.0%
Communications Equipment - 0.7%
CommScope Holding Co Inc (a)	249,380	1,523,712
Extreme Networks Inc (a)	42,706	641,871
Harmonic Inc (a)	70,979	1,034,164
		3,199,747
Electronic Equipment, Instruments & Components - 2.4%
Arlo Technologies Inc (a)(b)	53,820	651,760
Badger Meter Inc	8,709	1,902,133
Belden Inc	12,066	1,413,291
Benchmark Electronics Inc (b)	33,154	1,469,385
Daktronics Inc (a)	7,041	90,899
Itron Inc (a)	21,940	2,343,412
PC Connection Inc	11,739	885,473
Plexus Corp (a)	2,595	354,762
Sanmina Corp (a)	25,336	1,734,249
		10,845,364
IT Services - 0.2%
Core Scientific Inc (b)	76,238	904,183
Semiconductors & Semiconductor Equipment - 2.9%
Ambarella Inc (a)	2,392	134,921
CEVA Inc (a)	1,183	28,569
Credo Technology Group Holding Ltd (a)	53,873	1,659,288
Diodes Inc (a)	10,801	692,236
FormFactor Inc (a)	29,887	1,374,802
Lattice Semiconductor Corp (a)	16,090	853,896
MaxLinear Inc Class A (a)	136,607	1,978,070
Onto Innovation Inc (a)	1,430	296,811
PDF Solutions Inc (a)	30,148	955,089
Photronics Inc (a)	40,425	1,000,923
Rambus Inc (a)	17,479	737,963
Semtech Corp (a)	30,668	1,400,301
Ultra Clean Holdings Inc (a)	46,814	1,869,283
		12,982,152
Software - 6.6%
8x8 Inc (a)(b)	583,492	1,190,324
American Software Inc/GA Class A	8,126	90,930
Aurora Innovation Inc Class A (a)(b)	86,881	514,336
AvePoint Inc Class A (a)	34,466	405,665
Blackbaud Inc (a)	4,200	355,656
BlackLine Inc (a)	12,887	710,589
Clear Secure Inc Class A	58,887	1,951,515
CommVault Systems Inc (a)	21,240	3,267,774
Domo Inc Class B (a)	68,289	512,850
Intapp Inc (a)	15,724	752,079
Jamf Holding Corp (a)(b)	20,722	359,527
LivePerson Inc (a)(b)	116,442	149,046
LiveRamp Holdings Inc (a)	48,695	1,206,662
Meridianlink Inc (a)(b)	2,836	58,336
N-able Inc/US (a)	31,981	417,672
PagerDuty Inc (a)(b)	48,936	907,763
Progress Software Corp	11,387	767,142
PROS Holdings Inc (a)(b)	51,141	947,131
Q2 Holdings Inc (a)	40,477	3,228,850
Qualys Inc (a)	17,328	2,225,955
SecureWorks Corp Class A (a)	8,813	77,995
Sprout Social Inc Class A (a)(b)	18,080	525,586
SPS Commerce Inc (a)	16,078	3,121,865
Tenable Holdings Inc (a)	29,097	1,179,010
Upland Software Inc (a)	19,729	49,124
Weave Communications Inc (a)	48,086	615,501
Workiva Inc Class A (a)	16,176	1,279,845
Xperi Inc (a)	114,007	1,053,425
Yext Inc (a)	189,481	1,311,209
Zuora Inc Class A (a)(b)	70,893	611,098
		29,844,460
Technology Hardware, Storage & Peripherals - 0.2%
Diebold Nixdorf Inc (a)	7,427	331,690
Xerox Holdings Corp (b)	50,779	527,086
		858,776
TOTAL INFORMATION TECHNOLOGY		58,634,682

Materials - 4.7%
Chemicals - 2.3%
American Vanguard Corp	47,145	249,869
Balchem Corp	1,717	302,192
Hawkins Inc	20,171	2,571,197
HB Fuller Co	33,459	2,655,975
Minerals Technologies Inc	30,944	2,389,805
Rayonier Advanced Materials Inc (a)	19,537	167,236
Sensient Technologies Corp	19,807	1,588,918
Trinseo PLC (b)	42,860	219,015
		10,144,207
Construction Materials - 0.1%
Knife River Corp (a)	5,896	527,043
Containers & Packaging - 0.2%
Myers Industries Inc	11,305	156,235
O-I Glass Inc (a)	67,571	886,532
		1,042,767
Metals & Mining - 1.9%
ATI Inc (a)	15,159	1,014,289
Carpenter Technology Corp	22,756	3,631,403
Coeur Mining Inc (a)	33,901	233,239
Commercial Metals Co	3,941	216,597
Constellium SE (a)	44,230	719,180
Hecla Mining Co	77,464	516,685
Materion Corp	3,048	340,949
Olympic Steel Inc	14,948	582,972
SunCoke Energy Inc	93,568	812,170
Worthington Steel Inc	17,098	581,503
		8,648,987
Paper & Forest Products - 0.2%
Sylvamo Corp	10,305	884,684
TOTAL MATERIALS		21,247,688

Real Estate - 6.1%
Diversified REITs - 0.7%
American Assets Trust Inc	59,584	1,592,084
Empire State Realty Trust Inc Class A	124,659	1,381,222
		2,973,306
Health Care REITs - 1.0%
American Healthcare REIT Inc	80,670	2,105,487
CareTrust REIT Inc	47,211	1,456,931
Diversified Healthcare Trust	45,728	191,600
Global Medical REIT Inc	43,569	431,769
Universal Health Realty Income Trust	3,441	157,426
		4,343,213
Hotel & Resort REITs - 0.2%
Ashford Hospitality Trust Inc (a)	66,780	49,978
Ryman Hospitality Properties Inc	12,292	1,318,194
		1,368,172
Industrial REITs - 0.5%
EastGroup Properties Inc	4,067	759,797
Terreno Realty Corp	21,917	1,464,713
		2,224,510
Office REITs - 0.6%
COPT Defense Properties	33,456	1,014,720
Equity Commonwealth (a)	61,073	1,215,354
SL Green Realty Corp	8,768	610,340
		2,840,414
Real Estate Management & Development - 1.0%
Anywhere Real Estate Inc (a)	149,303	758,459
Compass Inc Class A (a)	434,483	2,654,692
Cushman & Wakefield PLC (a)	8,526	116,209
eXp World Holdings Inc (b)	38,311	539,802
Opendoor Technologies Inc Class A (a)(b)	198,777	397,554
RE/MAX Holdings Inc Class A (a)	10,579	131,709
RMR Group Inc/The Class A	3,589	91,089
		4,689,514
Residential REITs - 0.4%
NexPoint Residential Trust Inc	2,294	100,958
Veris Residential Inc	87,825	1,568,555
		1,669,513
Retail REITs - 1.0%
Alexander's Inc	1,250	302,950
Macerich Co/The	76,284	1,391,420
Phillips Edison & Co Inc	40,549	1,529,103
SITE Centers Corp	3,797	229,718
Tanger Inc	13,291	440,995
Whitestone REIT	45,101	610,217
		4,504,403
Specialized REITs - 0.7%
Outfront Media Inc	145,907	2,681,771
Uniti Group Inc	87,042	490,917
		3,172,688
TOTAL REAL ESTATE		27,785,733

Utilities - 1.8%
Electric Utilities - 0.2%
Otter Tail Corp (b)	13,375	1,045,390
Gas Utilities - 0.5%
New Jersey Resources Corp	25,806	1,218,043
Southwest Gas Holdings Inc	15,905	1,173,153
		2,391,196
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International Inc (a)	20,303	197,751
Water Utilities - 1.1%
American States Water Co	24,055	2,003,541
California Water Service Group	15,937	864,104
Consolidated Water Co Ltd	5,119	129,050
SJW Group	29,588	1,719,359
		4,716,054
TOTAL UTILITIES		8,350,391

TOTAL UNITED STATES		430,607,561
TOTAL COMMON STOCKS (Cost $376,972,872)		442,246,151

Money Market Funds - 7.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.89	8,653,370	8,655,101
Fidelity Securities Lending Cash Central Fund (e)(f)	4.89	26,399,528	26,402,168
TOTAL MONEY MARKET FUNDS (Cost $35,057,269)			35,057,269

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $412,030,141)	477,303,420
NET OTHER ASSETS (LIABILITIES) - (5.5)% (d)	(24,850,119)
NET ASSETS - 100.0%	452,453,301

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	78	Dec 2024	8,771,880	129,630	129,630

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Includes $653,600 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	9,388,082	75,177,252	75,910,264	298,520	31	-	8,655,101	0.0%
Fidelity Securities Lending Cash Central Fund	18,624,405	113,616,714	105,838,951	37,183	-	-	26,402,168	0.1%
Total	28,012,487	188,793,966	181,749,215	335,703	31	-	35,057,269

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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